Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Allowance for loans and leases	$ 17,022	$ 7,138
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	9,090,909	9,090,909
Common stock, shares issued	5,399,702	5,409,394
Treasury stock, shares	96,098	32,940
Non-Voting Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,260,700	1,260,700
Common stock, shares issued	1,260,700	0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	480,000	480,000
Preferred stock, shares issued	0	0
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	12,607	12,607
Preferred stock, shares issued	0	12,337